Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of estimated fair value options granted to employees using the black- scholes option pricing model
	Year ended December 31,
	2020	2019
Expected term (years)	10	10
Expected volatility	99.26%	123.69%
Estimated exercise price	3.133	0.98
Risk-free interest rate	0.65%	2%
Dividend yield	0	0